GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Goodwill
Changes in goodwill in the years ended December 31, 2014 and 2015 are as follows:

	December 31,
	2014	2015

Goodwill, beginning of year	$30,069	$30,069
Acquisitions	-	-

Goodwill, end of year	$30,069	$30,069

Schedule of Intangible Assets, Net
Weighted
	average
	amortization	December 31,
	Period	2014	2015
	(years)
Cost:
Acquired technology	7	$16,314	$16,314
Customers relationships and brand name	5.7	9,817	9,817

		26,131	26,131

Accumulated amortization:
Acquired technology		12,032	13,146
Customers relationships and brand name		9,343	9,467

		21,375	22,613

Intangible assets, net		$4,756	$3,518

Future Estimated Amortization Expenses	Future estimated amortization expenses for the years ending:
December 31,

2016	$1,119
2017	1,006
2018	687
2019	674
2020 and thereafter	32

Total	$3,518